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                                                      Rule 497(e)
                                                      Registration No. 33-21489
                                                      File NO. 811-5545

                               THE SESSIONS GROUP

                      RIVERSIDE CAPITAL MONEY MARKET FUND
                      RIVERSIDE CAPITAL VALUE EQUITY FUND
                      RIVERSIDE CAPITAL FIXED INCOME FUND
             RIVERSIDE CAPITAL TENNESSEE MUNICIPAL OBLIGATIONS FUND
           RIVERSIDE CAPITAL LOW DURATION GOVERNMENT SECURITIES FUND
                         RIVERSIDE CAPITAL GROWTH FUND

                       SUPPLEMENT DATED DECEMBER 19, 1996
         TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1996

        The second-to-last sentence of the paragraph under the heading "RESTRICTED SECURITIES" on page B-7 of the Statement of Additional Information is deleted and replaced with the following: "The Fixed Income Fund and the Tennessee Fund will each limit its investment in Section 4(2) securities to not more than 10% and 5%, respectively, of its total net assets."


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE